Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,804,025	$ 2,774,694
Non-Depletable	616,578	722,541
Total	3,420,603	3,497,235
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	886,664	905,501
Non-Depletable	830,099	853,891
Total	1,716,763	1,759,392
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,926,774	3,918,680
Non-Depletable	1,683,829	1,815,426
Total	5,610,603	5,734,106
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	227,510	227,510
Total	227,510	227,510
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	236,085	238,485
Non-Depletable	9,642	11,484
Total	245,727	249,969
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	268,693	287,493
Non-Depletable	92,305	87,209
Total	360,998	374,702
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	303,974	322,148
Non-Depletable	347,075	346,662
Total	651,049	668,810
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	209,014	212,173
Non-Depletable	14,569	16,014
Total	223,583	228,187
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	104,983	83,687
Non-Depletable	376,150	404,006
Total	481,133	487,693
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	282,703	290,841
Non-Depletable	51,182	53,202
Total	333,885	344,043
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,127,578	2,078,666
Non-Depletable	423,985	526,591
Total	2,551,563	2,605,257
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	100,230	101,263
Non-Depletable	8,030	9,143
Total	108,260	110,406
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	80,200	87,593
Non-Depletable	108,688	106,774
Total	188,888	194,367
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	202,348	203,163
Non-Depletable	24,694	26,831
Total	227,042	229,994
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	10,966	13,168
Non-Depletable	(1)
Total	$ 10,965	$ 13,168